As filed with the Securities and Exchange Commission on July 31, 2002


                                             1933 Act Registration No. 333-71703
                                             1940 Act Registration No. 811-09221

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20546

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                         Pre-Effective Amendment No.                   [ ]
                         Post-Effective Amendment No. 3                [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                         Amendment No. 5                               [X]


            The Community Reinvestment Act Qualified Investment Fund
               (Exact name of registrant as specified in Charter)


                              17130 Arvida Parkway
                                   Suite One A
                              Weston, Florida 33326
              (Address of Principal Executive Offices and Zip Code)


                                  954-356-0330
              (Registrant's Telephone Number, including Area Code)


                                Terence P. Smith
                              InCap Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)


                                    Copy to:

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                        Philadelphia, Pennsylvania, 19103

     It is proposed that this filing will become effective (check appropriate box).

     | |  Immediately upon filing pursuant to paragraph (b)

     | |  On (date) pursuant to paragraph (b)

     | |  60 days after filing pursuant to paragraph (a)(1)


     |X|  On October 1, 2002 pursuant to paragraph (a)(1)


     | |  75 days after filing pursuant to paragraph (a)(2)

     | |  On (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box

     | | This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

--------------------------------------------------------------------------------
                                               THE COMMUNITY REINVESTMENT
                                              ACT QUALIFIED INVESTMENT FUND
                                                      (THE "FUND")

                                        THE FUND'S INVESTMENT OBJECTIVE IS TO
INVESTMENT ADVISOR:                     PROVIDE (1) A HIGH LEVEL OF CURRENT
     CRAFund Advisors, Inc.             INCOME CONSISTENT WITH THE PRESERVATION
     17130 Arvida Parkway               OF CAPITAL AND (2) INVESTMENTS THAT WILL
     Suite One A                        BE DEEMED TO BE QUALIFIED UNDER THE
     Weston, FL 33326                   COMMUNITY REINVESTMENT ACT OF 1977.


ADMINISTRATOR:
     InCap Service Company
     555 North Lane, Suite 6160
     Conshohocken, PA 19428



LEGAL COUNSEL:                                        PROSPECTUS
     Drinker Biddle & Reath LLP
     18th and Cherry Streets
     Philadelphia, PA 19103-6996

                                                    OCTOBER 1, 2002


INDEPENDENT AUDITORS:

     ---------------------------
     ---------------------------
     ---------------------------


CUSTODIAN:                              THE SECURITIES AND EXCHANGE COMMISSION
     First Union National Bank          HAS NOT APPROVED OR DISAPPROVED THE
     1339 Chestnut Street               FUND'S SECURITIES OR DETERMINED IF THIS
     Philadelphia, PA 19101-7618        PROSPECTUS IS ACCURATE OR COMPLETE. IT
                                        IS A CRIMINAL OFFENSE TO STATE
                                        OTHERWISE.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            PAGE


RISK/RETURN SUMMARY............................................................1
Investment Objective...........................................................1
Principal Investment Strategy..................................................1
Principal Risks................................................................1
Performance Information........................................................2
Fees and Expenses..............................................................3
INVESTMENT OBJECTIVE AND POLICIES..............................................5
Investment Objective...........................................................5
Principal Investment Strategy..................................................5
Community Reinvestment Act of 1977.............................................5
Investment Policies............................................................6
FUND INVESTMENTS...............................................................7
RISK FACTORS...................................................................9
FEDERAL TAXES..................................................................9
PRICING OF FUND SHARES........................................................11
PURCHASING SHARES.............................................................11
Purchase Inquiries............................................................11
Exchange of Securities........................................................11
Purchases By Wire Transfer....................................................12
Purchases by Check............................................................12
REDEEMING SHARES..............................................................13
DIVIDENDS AND DISTRIBUTIONS...................................................13
INVESTMENT ADVISOR............................................................14
DISTRIBUTION PLAN.............................................................14
FINANCIAL HIGHLIGHTS..........................................................15

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The Fund's investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the "CRA").

PRINCIPAL INVESTMENT STRATEGY

     The Fund's principal investment strategy is to invest in debt securities that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

PRINCIPAL RISKS

     The Fund's investment adviser, CRAFund Advisors, Inc. (the "Advisor"), believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund's goal of holding securities that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which securities the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund's investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell securities for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been designated to specific shareholders for CRA-qualifying purposes are ultimately determined not to be, or to have ceased to be, CRA-qualifying. See "INVESTMENT OBJECTIVE AND POLICIES - Community Reinvestment Act of 1977."

     The Fund commenced operations on August 30, 1999. The Advisor was organized to provide investment advice to the Fund. Its associated personnel have experience in fixed-income and CRA-qualifying investments, but had no experience in managing a mutual fund prior to the Fund's commencement of operations.

     The prices of fixed-income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

     The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

     Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund's yield may be affected by reinvestment of prepayments at lower rates than the original investment.

     The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund's portfolio more than it would affect a diversified investment company.

     The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

     All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund's investments fall in value.

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) changes in the performance of the Fund's shares from year to year; and b) how the average annual returns for the Fund's shares compare to those of a broad-based securities market index.

The bar chart and performance table assume reinvestment of dividends and distributions. Remember, past performance is not indicative of future results. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund's performance would be reduced.

                   Year-by-year total return as of December 31


                                    BAR CHART
                              2000             2001
                             10.67%            ____

--------------------------------------------------------------------------------

     BEST QUARTER:       Q              200             %
                          -------          ---    ------
     WORST QUARTER:      Q              200             %
                          --------         ---    ------
--------------------------------------------------------------------------------

The Fund's performance for the six-month period ending June 30, 2002 was ____ %.

The table shows the Fund's average annual total returns for the periods ended December 31, 2001, as compared to broad-based market indices. After tax-returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
                                                    ONE YEAR   (AUGUST 30, 1999)
--------------------------------------------------------------------------------
The Community Reinvestment Act Qualified
Investment Fund
     Returns Before Taxes                              ___%           ___%
     Returns After Taxes on Distributions              ___%           ___%
     Returns After Taxes on Distributions and
     Sale of Fund Shares                               ___%           ___%
--------------------------------------------------------------------------------
The Merrill Lynch U.S. Domestic Master Index           ___%           ___%
--------------------------------------------------------------------------------
The Community Reinvestment Act Qualified               ___%           ___%
Investment Fund Composite Index
--------------------------------------------------------------------------------

     The Merrill Lynch U.S. Domestic Master Index is comprised of outstanding debt of the U.S. Treasury Note and Bond, U.S. Agency, Mortgage Pass-through and U.S. Investment Grade Corporate Bond markets. To supplement the performance comparison, the Fund's Advisor has compiled The Community Reinvestment Act Qualified Investment Fund Composite Index ("Composite Index") which more closely tracks the asset allocation of the Fund. The Composite Index is comprised of 70% Mortgage Master Index, 20% in A-Rated (or better) U.S. Corporate bonds and 10% in U.S. Treasury Bills Index.

FEES AND EXPENSES

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

     Shareholder Fees (fees paid directly from your investment)

          Maximum Sales Charge (Load) Imposed on Purchases                  NONE
          Maximum Deferred Sales Charge (Load)                              NONE
          Maximum Sales Charge (Load) Imposed on Reinvested Dividends       NONE
          Redemption Fee (as a percentage of amount redeemed)               NONE
          Exchange Fee                                                      NONE

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


          Management Fees                                                  0.50%
          Distribution (12b-1) Fees1                                       0.25%
          Other Expenses                                                   ____%
          TOTAL ANNUAL FUND OPERATING EXPENSES                                 %
                                                                           ====
          Fee Waivers and Expense Reimbursements                           ____%
          NET ANNUAL FUND OPERATING EXPENSES2                                  %
                                                                           ====


1 If you hold your shares for a substantial period of time, distribution fees may total more than the economic equivalent of the maximum front-end sales charge currently allowed by the Conduct Rules of the National Association of Securities Dealers, Inc.

2 The Advisor has contractually agreed to waive fees and reimburse expenses until May 31, 2003 so that Net Annual Fund Operating Expenses will be no more than 1.00% of the Fund's average daily net assets. The Advisor may not recoup waived fees and reimbursed expenses.

     Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     1 Year              3 Years              5 Years              10 Years
     ------              -------              -------              --------

        $                   $                    $                    $

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

     The Fund's investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the CRA. The Fund's Board of Trustees may change the investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

     The Fund's principal investment strategy is to invest in debt securities that will cause shares of the Fund to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them. The Advisor believes that securities held by the Fund will provide returns that are competitive with those of similar securities that are not CRA-qualified.

COMMUNITY REINVESTMENT ACT OF 1977

     The CRA requires the federal bank regulatory agencies to encourage most banks and similar institutions that are insured by the Federal Deposit Insurance Corporation to help meet the credit needs of their local communities, including low and moderate income neighborhoods. Larger retail institutions receive an overall CRA rating based on their evaluated performance in three areas: lending, service and investments. For an institution with $250 million or more in assets or for an institution whose holding company has $1 billion or more in assets, the investment test comprises 25% of the overall CRA rating. While smaller banks are subject only to a lending test, they can use their qualified investments to enhance their overall rating. Banks that are designated as limited purpose or wholesale banks for CRA purposes can elect to be evaluated partially or totally on their qualified investment performance.

     In most cases, qualified investments are required to be responsive to the credit and community development needs of a financial institution's assessment (geographical) area or a broader statewide or regional area that includes the institution's assessment area. For such a financial institution to receive CRA investment test credit with respect to the Fund's shares, the Fund must hold CRA-qualifying investments that relate to the financial institution's assessment (geographical) area. Institutions that have been designated by their regulators as "wholesale" or "limited purpose" under the CRA may receive credit for qualified investments wholly outside of their assessment (geographical) area, provided they have otherwise adequately addressed their assessment area needs. Although each shareholder of the Fund will indirectly own an undivided interest in all the Fund's investments, the Fund will designate specific securities to specific shareholders for CRA-qualifying purposes.

     Investments are not designated as CRA-qualifying at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be CRA-qualifying with respect to a specific shareholder. The final determinations of whether securities are CRA-qualifying are made by the federal and, where applicable, state bank regulatory agencies during their periodic examinations of these institutions. There is no assurance that the agencies will concur with the Advisor's evaluation of securities as CRA-qualifying. If the Advisor became aware that a security acquired for CRA-qualifying purposes was not likely to produce CRA investment test credit, for example due to a change in circumstances pertaining to the security, ordinarily the Fund would sell that security and attempt to acquire a replacement security that the Advisor deemed to be CRA-qualifying.

     In determining whether a particular investment is a qualified investment, the Advisor will consider whether the investment has as its primary purpose community development. The Advisor will consider whether such investment: (1) provides affordable housing for low-or-moderate income individuals; (2) provides community services targeted to low-or-moderate income individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration's Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; or (4) funds activities that revitalize or stabilize low-or-moderate income areas. An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently low-or-moderate income, or supports permanent job creation, retention, and/or improvement in low-or-moderate income areas targeted for redevelopment by federal, state, local or tribal governments. Activities that revitalize or stabilize a low- or moderate-income geography are activities that help attract and retain businesses and residents. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its judgment that a security would be a qualifying investment for CRA investment test credit purposes.

     The Fund will require time after selling shares to acquire a significant volume of investments in particular geographic areas relevant to shareholders. The length of time will depend upon the depth of the market for CRA-qualified investments in the relevant areas. In some cases, the Advisor expects that CRA-qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA-qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA-qualified provided the purpose of the Fund includes serving the investing institution's assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA-qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be CRA-qualifying.

INVESTMENT POLICIES

     Under normal circumstances, the Fund will invest primarily in securities which have a rating in the highest category assigned by a nationally recognized statistical rating organization ("Rating Agency"), for example, AAA by Standard & Poor's Ratings Group and/or Aaa by Moody's Investors Services, Inc., or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

     The Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

     Under normal circumstances, the Fund will invest at least 90% of its net assets in CRA-qualifying securities. The Fund will provide shareholders at least 60 days notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and Government National Mortgage Association ("GNMA").

     The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development.

     The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation ("FDIC") and are issued by financial institutions that are (1) certified as Community Development Financial Institutions, or (2) minority- or women-owned and primarily lend or facilitate lending in low- or moderate-income areas or to low- or moderate-income individuals to promote community development. The Fund may also invest in certain securities issued by the Small Business Administration.

     The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be
CRA-qualified. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

                                FUND INVESTMENTS

     GNMA securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. Accordingly, these securities carry minimal credit risk.

     FNMA  and  FHLMC   securities  are  issued  by  U.S.   Government-sponsored
enterprises. These securities are not backed by the full faith and credit of the U.S. Government, but generally enjoy a high level of creditworthiness.

     Taxable municipal bonds are rated as to their creditworthiness by various Rating Agencies. The Fund will invest only in these securities if they conform to the credit qualifications described above under "INVESTMENT OBJECTIVE AND POLICIES - Investment Policies."

     The Fund may invest in mortgage-backed securities ("MBSs"), such as those issued by GNMA, FHLMC and FNMA, which generally pay monthly payments consisting of both interest and principal. The value of MBSs are based on the underlying pools of mortgages that serve as the asset base for the securities. The value of MBSs will be significantly influenced by changes in interest rates because mortgage-backed pool valuations fluctuate with interest rate changes. Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities. Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.


     The Fund may also invest in Federal Housing Administration ("FHA") project loans which are mortgage loans insured by the FHA.


     Certificates of deposit ("CDs") are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

     The Fund may invest in repurchase agreements with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of said securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. If an institution with whom the Fund has entered into a repurchase agreement enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into repurchase agreements only with institutions and dealers the Advisor considers creditworthy under guidelines approved by the Fund's Board of Trustees.

     The Fund may also engage in reverse repurchase transactions in which the Fund sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by the Fund.

     The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but the Fund will maintain a segregated account with its custodian consisting of cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the aggregate fair market value of its commitments to such transactions. A risk of investing in this manner is that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the security delivery takes place.


     The Fund also may invest in securities issued by other investment companies.


     For further information concerning the Fund's investment policies and restrictions, see "Investment Policies and Restrictions" in the Fund's Statement of Additional Information.

                                  RISK FACTORS

     The  following  information   supplements  the  information  set  forth  in
"RISK/RETURN SUMMARY - Principal Risks" and "FUND INVESTMENTS" above.


     Your investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the FDIC. The Fund may be particularly appropriate for banks and other financial institutions that are subject to the CRA. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other political and economic factors. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk. There also can be no assurance that either the Fund's investments or shares of the Fund will receive investment test credit under the CRA.


     Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund's investment objectives. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA might impact upon Fund operations and might pose a risk to the successful realization of the Fund's investment objectives.

     Many investments purchased by the Fund will have one or more forms of credit enhancement. An investor in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue's credit quality and appropriate pricing level. There can be no assurance that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund's ownership of that investment.

                                  FEDERAL TAXES

     The Fund intends to qualify each year as a regulated investment company under applicable federal tax provisions. In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund generally will not have to pay any federal tax.

     Generally, all ordinary and capital gains distributions to you will be taxable whether they are reinvested or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Early each calendar year, you will be notified as to the amount and federal tax status of all distributions paid to you from the prior year. Such distributions may also be subject to state or local taxes.

     The Fund's investment strategies will generally cause its distributions to consist primarily of ordinary income. You will generally not be eligible for any dividends received deduction with respect to Fund distributions.

     You may recognize gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares. Certain restrictions on loss recognition may apply, however, such as the "wash sale" limitation, which disallows a loss on a sale of stock or securities if substantially identical stock or securities are purchased within 30 days before or after the sale.

     You should note that if you purchase Fund shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

     Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

                             PRICING OF FUND SHARES

     The price of the  Fund's  shares  is based on the  Fund's  net asset  value
(NAV). The NAV per share is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day when both the New York Stock Exchange and the Fund's custodian are open for business. The Fund will not price its shares on national holidays or other days when the New York Stock Exchange is closed for trading. NAV per share is calculated by dividing the total value of the Fund's assets after subtracting liabilities by the number of shares outstanding. The Fund's portfolio securities are valued at market value based on dealer bid quotations. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund's Board of Trustees.

                                PURCHASING SHARES

     Shares of the Fund are sold at the NAV per share next determined after receipt of a purchase order by the Fund. See "Purchases By Wire Transfer" and "Purchases By Check" below. The minimum initial investment is $250,000. There is no minimum requirement for subsequent purchases. Shares are sold without any front-end sales charge, which means that the full amount of your purchase price will be invested in Fund shares. The Fund imposes no deferred sales charges.

     PURCHASE INQUIRIES. If you are considering investing in the Fund, contact Neil M. Solomon at the Advisor, toll-free at 1-877-272-1977. Mr. Solomon will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened through an exchange of securities, by wire transfer, or by check purchase. These options also are available to existing shareholders and are discussed further below.

     EXCHANGE OF SECURITIES. The Fund may issue its shares in exchange for securities owned by an investor. The Fund will issue its shares only in exchange for securities that the Advisor believes are CRA-qualified. To determine the number of Fund shares that will be issued in the exchange, the investor's securities will be valued at the mean between their bid and asked quotations, which differs from the method used for valuing the Fund's portfolio securities. See "PRICING OF FUND SHARES" above. This method of valuing exchanged securities benefits both existing shareholders and the investor exchanging the securities ("Purchaser"). The Purchaser will receive a greater number of Fund shares by exchanging securities at the mean between the bid price and asked price than it would if it liquidated the securities at the lower bid price and then purchased Fund shares with the cash proceeds. This benefit may provide the Purchaser with an incentive to go through the additional procedures associated with an exchange. On the other hand, if the Fund purchased the same type of securities with cash, it would pay the higher asked price. In either case, the Fund must value the securities for purposes of determining the NAV per share in accordance with its valuation policies. See "PRICING OF FUND SHARES" above. Thus, the Purchaser benefits by receiving a greater number of Fund shares while the existing shareholders benefit from the Fund's acquisition of securities at a lower price than it would otherwise pay. In addition, both the Purchaser and the Fund avoid incurring any brokerage transaction costs.

     To discuss arrangements for purchasing Fund shares in exchange for your securities, contact Neil M. Solomon at the Advisor toll-free at 1-877-272-1977.


     PURCHASES BY WIRE TRANSFER. You may purchase shares by making a wire transfer of federal funds to InCap Service Company, the Fund's servicing agent. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:


         First Union National Bank
         ABA # 031201467
         For Account of The Community Reinvestment Act Qualified Investment Fund Acct. # 2000003245873
         For further credit (Your Name)
         Acct. # (Your Acct. No.)

     Before making an initial investment by wire transfer, you must first call Neil M. Solomon at the Advisor at 1-877-272-1977 to request an account number and furnish the Fund with your taxpayer identification number. In addition, you must promptly forward a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority to: Neil M. Solomon, CRAFund Advisors, Inc., 17130 Arvida Parkway, Suite One A, Weston, FL 33326. The Fund will not be responsible for the consequence of delays in the wire transfer system. See "Purchase Inquiries" above.

     PURCHASES BY CHECK. You can purchase shares by sending a check to The Community Reinvestment Act Qualified Investment Fund, c/o CRAFund Advisors, Inc., 17130 Arvida Parkway, Suite One A, Weston, FL 33326, Attention: Neil M. Solomon, including the name in which the account is registered and the account number. Initial share purchases must be accompanied by a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority. See "Purchase Inquiries" above. Checks are accepted subject to collection. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days.

     You will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned each time you purchase shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

     All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.

                                REDEEMING SHARES

     You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request and any other required documents in proper form, your shares of the Fund will be redeemed at their next determined NAV.

     Redemption requests must be in writing and sent to The Community Reinvestment Act Qualified Investment Fund, c/o CRAFund Advisors, Inc., 17130 Arvida Parkway, Suite One A, Weston, FL 33326, Attention: Neil M. Solomon. To be in proper form, your redemption request must:

     o Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed; and

     o Be signed by the authorized representative(s) exactly as their names appear on the account.

     The Fund will not process a redemption request unless it has received a completed new account application and other documentation described in "PURCHASING SHARES - Purchases by Wire Transfer" and "PURCHASING SHARES - Purchases by Check" above. Further documentation may be requested to evidence the authority of the person or entity making the redemption request.

     When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption.

     Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund will normally pay redemption proceeds in cash but reserves the right to deliver securities owned by the Fund instead of cash. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission ("SEC"), or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund may redeem all shares held by a shareholder whose account value is less than the minimum initial investment as a result of redemptions.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare and pay dividends from net investment income monthly. The Fund intends to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

                               INVESTMENT ADVISOR

     CRAFund Advisors, Inc. is a registered investment adviser founded in November 1998, with headquarters at 17130 Arvida Parkway, Suite One A, Weston, Florida 33326.

     The Advisor was organized to provide investment advice to the Fund. It currently does not advise other regulated investment companies. Todd J. Cohen, Peter Cooper and David A. Zwick collectively own all of the outstanding stock of the Advisor.

     Todd J. Cohen has managed the Fund since it commenced operations on August 30, 1999. Mr. Cohen has 12 years of experience in trading fixed-income securities.


     Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund's Board of Trustees, will manage the investment operations of the Fund in accordance with the Fund's investment policies. For the fiscal year ended May 31, 2002, the Advisor received a fee (after waivers) of ____% of the Fund's average daily net assets.


                                DISTRIBUTION PLAN


     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The distribution plan allows the Fund to pay fees for the sale and distribution of its shares. Because they are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the distribution plan, the Fund may pay the Fund's distributor, InCap Securities, Inc., or any other person, up to 0.25% per year of the Fund's average daily net assets for activities primarily intended to result in sales of the Fund's shares.

     The Fund has entered into an agreement related to its Distribution Plan with the National Community Reinvestment Coalition ("NCRC") of which John Taylor, a Trustee of the Fund, is president and chief executive officer, and Irvin M. Henderson, also a Trustee of the Fund, is a member of the NCRC Board of Directors. That agreement provides that the Fund will pay NCRC .05% of the Fund's average net assets after the Fund reached $75,000,000 in assets.

                              FINANCIAL HIGHLIGHTS


     The financial highlights table presented below is intended to help you understand the financial performance of the Fund for the period from its commencement of operations on August 30, 1999 through May 31, 2002. Certain information reflects the financial results for a single share in the Fund. The total return in the table represents the rate that an investor would have earned on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by ___________, independent auditors. Their report, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders and are ______________ into the Statement of Additional Information (the "SAI"). The Annual Report and SAI are available free of charge upon request.


                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND


------------------------------------------------------------------------------------------------------
                                                          FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                                              ENDED         ENDED           ENDED
                                                          MAY 31, 2002   MAY 31, 2001   MAY 31, 2000*
                                                          ------------   ------------   -------------
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $     9.77     $    10.00
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
   Net investment income                                                        0.58           0.36
------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on                                   0.47          (0.23)
   investments
------------------------------------------------------------------------------------------------------
      Total from investment operations                                          1.05           0.13
------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------
   From net investment income                                                  (0.58)         (0.36)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $    10.24     $     9.77
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  10.96%          1.30%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
   Net assets, end of period (in 000's)                                   $   44,116     $    9,709
------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets:
------------------------------------------------------------------------------------------------------
      Before expense reimbursement                                             2.34%          8.02%1
------------------------------------------------------------------------------------------------------
      After expense reimbursement                                              1.00%          1.00%1
------------------------------------------------------------------------------------------------------
   Ratio of net investment income to average net assets:
------------------------------------------------------------------------------------------------------
      Before expense reimbursement                                             4.84%          2.39%1
------------------------------------------------------------------------------------------------------
      After expense reimbursement                                              6.18%          6.33%1
------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                                    59.32%         98.58%
------------------------------------------------------------------------------------------------------


*    The investment portfolio commenced operations on August 30, 1999.
1    Annualized.

                         WHERE TO FIND MORE INFORMATION

     You will find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
     The Fund's annual and semi-annual reports contain more information about the Fund and a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
     The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.

     You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling Neil M. Solomon at the Fund toll-free at 1-877-272-1977 or writing to:

               The Community Reinvestment Act Qualified Investment Fund c/o CRAFund Advisors, Inc.
               17130 Arvida Parkway
               Suite One A
               Weston, FL 33326
               Attention: Neil M. Solomon

or on the Internet at www.CRAFUND.com

     You can write to the Securities and Exchange Commission ("SEC") Public Reference Section and ask them to mail you information about the Fund, including the SAI. The SEC will charge you a duplicating fee for this service. You can also visit the Public Reference Room to review and copy the documents. For information about the operation of the Public Reference Room, call the SEC.

               Public Reference Section of the SEC
               Washington, DC  20549-0102
               202-942-8090

     Reports and other information about the Fund are also available on the SEC's Edgar database at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov

The Fund's Investment Company Act File No. is 811-09221.

            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND


                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 2002

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT RELATES TO AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND, DATED OCTOBER 1, 2002. YOU MAY OBTAIN A COPY OF THE PROSPECTUS AND ANNUAL REPORT TO SHAREHOLDERS DATED _________, ____ (THE "ANNUAL REPORT"), FREE OF CHARGE, BY WRITING TO THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND, C/O CRA FUND ADVISORS, INC., 17130 ARVIDA PARKWAY, SUITE ONE A, WESTON, FL 33326, ATTENTION: NEIL M. SOLOMON, BY TOLL-FREE PHONE REQUEST AT 1-877-272-1977, OR ON THE INTERNET AT WWW.CRAFUND.COM.

     THE AUDITED FINANCIAL STATEMENTS AND RELATED REPORT OF __________ CONTAINED IN THE ANNUAL REPORT ARE __________ IN THE SECTION "FINANCIAL STATEMENTS." NO OTHER PORTION OF THE ANNUAL REPORT IS __________.

                                TABLE OF CONTENTS

                                                                            PAGE


DEFINED TERMS..................................................................1

THE FUND AND ITS SHARES........................................................1

INVESTMENT POLICIES AND RESTRICTIONS...........................................3

         Investment Quality....................................................3
         U.S. Government Agency Securities.....................................3
         Zero Coupon Bonds.....................................................3
         Repurchase Agreements and Reverse Repurchase Agreements...............3
         Taxable Municipal Bonds ..............................................4
         Securities Lending....................................................5
         Liquidity.............................................................5
         Illiquid Securities...................................................5
         Investment Restrictions...............................................5

INVESTMENT ADVISOR.............................................................7

TRUSTEES AND OFFICERS..........................................................9

PERFORMANCE INFORMATION.......................................................13

NET ASSET VALUE...............................................................14

TAX INFORMATION...............................................................15

PORTFOLIO TRANSACTIONS........................................................15

DISTRIBUTOR...................................................................16

DISTRIBUTION PLAN.............................................................17

CUSTODIAN.....................................................................18

SERVICING AGENT...............................................................18

CODE OF ETHICS................................................................19

COUNSEL.......................................................................19

INDEPENDENT AUDITORS..........................................................19

FINANCIAL STATEMENTS..........................................................19

MISCELLANEOUS.................................................................19

APPENDIX A...................................................................A-1

DEFINED TERMS
-------------

In this Statement of Additional Information, the terms listed below have the following meanings:

Advisor - CRAFund Advisors, Inc., investment adviser to the Fund.
-------

CRA - The Community Reinvestment Act of 1977, as amended.
---

Fund - The Community Reinvestment Act Qualified Investment Fund.
----

1940 Act - The Investment Company Act of 1940, as amended.
--------

PROSPECTUS - The prospectus for the Fund as described on the front cover page of this Statement of Additional Information.

THE FUND AND ITS SHARES

The Fund was organized on January 15, 1999, as a business trust under the laws of the State of Delaware. The Fund is registered as an open-end, management investment company under the 1940 Act.

The Fund offers a single class of shares of beneficial interest. Shares when issued will be fully paid and nonassessable. All shares represent an equal proportionate interest in the assets belonging to the Fund (subject to the Fund's liabilities). Shareholders have no preemptive or other similar rights to subscribe to any additional shares of the Fund or other securities issued by the Fund or the Fund's Trustees.

Shareholders have the power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (b) with respect to any contract required by the 1940 Act to be approved by shareholders;
(c) with respect to termination of the Fund to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act, and related matters, to the extent required by the 1940 Act; and (e) with respect to such additional matters relating to the Fund as may be required by the Fund's Agreement and Declaration of Trust, the Fund's by-laws or as the Trustees may consider necessary or desirable. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. The Agreement and Declaration of Trust permits the termination of the Trust or any series or class of the Trust by the Trustees without Shareholder approval.

The Agreement and Declaration of Trust provides that the Trustees and officers, when acting in their capacity as such, will not be personally liable to any person other than the Fund or a beneficial owner for any act, omission or obligation of the Fund, or any Trustee or any officer of the Fund. Neither a Trustee nor an officer of the Fund shall be liable for any act or omission in his capacity as Trustee or as an officer of the Fund, or for any act or omission of any other officer or employee of the Fund or of any other person or party, provided that the Agreement and

Declaration of Trust does not protect any Trustee or officer against any liability to the Fund or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer.

All dividends and other distributions will be distributed pro rata to the Fund's shareholders in proportion to the number of shares they held on the record date established for payment of the dividend or other distribution. In the event of a liquidation of the Fund, shareholders will be entitled to distribution of Fund assets remaining after the payment of all Fund liabilities. Such assets will be distributed to shareholders in proportion to the number of shares held by them.

The Fund reserves the right to pay redemption proceeds wholly or partly in securities or other assets. The Fund may postpone the payment of redemption proceeds and may suspend the right of redemption during any period or at any time when and to the extent permissible under the 1940 Act. The Fund may redeem shares involuntarily if the Trustees determine that failure to do so may have materially adverse consequences to shareholders. In the event of an involuntary redemption, shareholders would have no further rights other than to receive the redemption price. In addition, the Fund may redeem some or all shares held by:

     (1) a shareholder whose account value is less than the minimum required investment amount as a result of redemptions;

     (2) all shareholders of the Fund if the value of all shares is less than the minimum amount established by the Board of Trustees; or

     (3) any shareholder to reimburse the Fund for any loss or expense it has sustained or incurred resulting from:

          (a)  the  shareholder's   failure  to  make  full  payment  for  share
     purchases;

          (b)  any defective redemption request;

          (c)  indebtedness   incurred  in  connection  with   facilitating  (i)
     requests pending receipt of collected funds from investments sold on the date of the shareholder's redemption request, (ii) redemption requests when the shareholder has also notified the Fund of its intention to deposit funds in its account on the date of the redemption request, or (iii) the purchase of investments pending receipt of collected funds when the shareholder has notified the Fund of its intention to deposit funds in its accounts on the date of the purchase of the investments; or

          (d)  a transaction effected for the benefit of the shareholder.

INVESTMENT POLICIES AND RESTRICTIONS

The  following  investment  information   supplements  that  set  forth  in  the
Prospectus, which describes the Fund's principal investment strategies and the types of securities in which the Fund primarily invests.

INVESTMENT QUALITY. The Fund invests primarily in securities rated in the highest rating category assigned by a nationally recognized statistical rating organization ("Rating Agency"), e.g., AAA by Standard & Poor's Ratings Group and/or Aaa by Moody's Investor Services, Inc. or which are deemed by the Advisor to be of comparable quality to securities so rated. The Fund may also invest up to 25% of its net assets in other "investment grade" securities that are rated in the second or third highest rating category assigned by a Rating Agency or which are deemed by the Advisor to be of comparable quality to securities so rated. See Appendix A for more information on the ratings of Rating Agencies.


U.S. GOVERNMENT AGENCY SECURITIES. The Fund invests a significant amount in securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA obligations are guaranteed by GNMA and are backed by the full faith and credit of the U.S. Treasury. FNMA obligations are guaranteed by FNMA and are supported by FNMA's ability to borrow directly from the U.S. Treasury. FHLMC obligations are guaranteed by FHLMC and are supported by FHLMC's ability to borrow directly from the U.S. Treasury. Other U.S. government securities in which the Fund may purchase include, but are not limited to, Federal Housing Administration ("FHA") project loans. FHA project loans are mortgage loans insured by the FHA.


ZERO COUPON BONDS. The Fund may invest in zero coupon bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered illiquid and will be subject to the Fund's 15% limit on investments in illiquid securities as stated below. Repurchase agreements are considered to be loans under the 1940 Act.

Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities until the repurchase date that are equal in value to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

TAXABLE MUNICIPAL BONDS. The Fund may invest a significant amount in taxable municipal bonds that are designed primarily to finance community development. The two principal classifications of taxable municipal bonds which may be held by the Fund are "general obligation" bonds and "revenue" bonds. General obligation bonds are generally secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of taxable municipal bonds, both within a particular category and between categories, and the yields on taxable municipal bonds depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the taxable municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency represent its opinion as to the quality of taxable municipal bonds. It should be emphasized that these ratings are general and are not absolute standards of quality. Taxable municipal bonds with the same maturity, interest rate and rating may have different yields. Taxable municipal bonds of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of taxable municipal bonds may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

The payment of principal and interest on most taxable municipal bonds purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information. An issuer's obligations under its taxable municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its taxable municipal securities may be materially adversely affected by litigation or other conditions.


INVESTMENT COMPANY SECURITIES. The Fund may invest in securities issued by other investment companies.

Investments in other investment companies will cause the Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.


OTHER SECURITIES. As the universe of CRA-qualified securities expands, the Fund may purchase qualified securities that the Advisor believes are consistent with the achievement of the Fund's investment objective. The Fund and its shareholders will bear the risks associated with investments in any such securities. The Advisor will invest only in securities that meet the credit standards set forth in the Prospectus and this Statement of Additional Information and that the Advisor believes will not be inconsistent with the Fund's objective of providing financial institutions with investment test credit under the CRA.

SECURITIES LENDING. The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral will be subject to possible depreciation in value. The Fund will continue to accrue interest on the securities loaned and will also earn income on the loans. Any cash collateral received by the Fund will be invested in high quality, short-term money market instruments. Loans will generally be short term, will be made only to borrowers that the Advisor deems to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risk.

LIQUIDITY. To maintain liquidity, the Fund may hold a portion of its net assets in repurchase agreements or other short-term instruments and/or cash. Under normal conditions, the Fund will hold no more than 10% of its net assets in such instruments.

ILLIQUID SECURITIES. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the 15% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if the Advisor has determined, in accordance with guidelines established by the Fund's Board of Trustees, that an adequate trading market exists for such securities.

INVESTMENT RESTRICTIONS. The following investment restrictions are fundamental policies of the Fund and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the 1940 Act (see "Miscellaneous" below):

The Fund will not:

          1. Make loans, except that the Fund (i) may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

          2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and may engage in reverse repurchase transactions to the extent permitted by the 1940 Act; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or, subject to any limitations imposed by the 1940 Act. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

          3. Act as an underwriter within the meaning of the Securities Act of 1933; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

          4. Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate and may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

          5. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, although this limitation does not apply to mortgage-backed securities; provided, however, that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia or
               any of their authorities, agencies, or instrumentalities (including U.S. Government-sponsored enterprises) or political subdivisions, including municipal bonds.

          6. Purchase or sell commodities or commodity contracts, or invest in futures contracts or options related thereto.

The Fund has also adopted the following restrictions which may be changed by the Board of Trustees without shareholder approval:

The Fund may not:

          7. Invest in companies for the purpose of exercising management or control.

          8.   Purchase foreign securities.

          9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

          10. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

          11. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as is permitted by the 1940 Act.

If a  percentage  limitation  is satisfied  at the time of  investment,  a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of the limitation. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

INVESTMENT ADVISOR

The Advisor, located at 17130 Arvida Parkway, Suite One A, Weston, FL 33326, was organized under the laws of the State of Florida as an investment advisory corporation in 1998. The Advisor is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended.


The following  persons are affiliated  persons of both the Fund and the Advisor:
Todd J. Cohen is President and Trustee of the Fund and President and Director of the Advisor. David A. Zwick is Trustee of the Fund and a Director of the Advisor. Neil M. Solomon is Treasurer of the Fund and Vice President, Treasurer and Secretary of the Advisor.

The Advisor provides investment advisory services to the Fund pursuant to an investment advisory agreement with the Fund (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund and implements such determinations through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as the Advisor may select.


For the services provided and expenses assumed under the Advisory Agreement, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the fiscal period from August 30, 1999 (commencement of operations) through May 31, 2000, the Advisor was paid $0 in advisory fees. For the same period, the Advisor waived $17,278 in advisory fees. For the fiscal year ended May 31, 2001, the Advisor was paid $0 in advisory fees. For the same period, the Advisor waived $104,308 in advisory fees. For the fiscal year ended May 31, 2002, the Advisor was paid $_______ in advisory fees. For the same period, the Advisor waived $_______ in advisory fees.


The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.00% for the period commencing on the date of this statement of additional information and ending May 31, 2003. The Advisor has contractually agreed not to recoup amounts previously waived or reimbursed to the extent that actual fees and expenses are less than the annual rate of 1.00% of the Fund's average daily net assets.

The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.


The Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Board of Trustees, or by a vote of the majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

At a meeting held on March 28, 2002, the Board of Trustees of the Trust, including the trustees who are not "interested persons" (as defined in the 1940
Act), approved the continuation of the Trust's investment advisory agreement with the Advisor with respect to the Fund, for an additional one-year period. In connection with such approvals, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Advisor's services provided to the Fund and the Advisor's experience and qualifications. The trustees considered, in particular, the Fund's fee structure, including the Fund's operating expense ratio and the Advisor's fee waivers and expense reimbursements for the Fund. The trustees also considered the personnel and resources of the Advisor, the overall nature and quality of the Advisor's services, the Advisor's business plan, financial information about the Advisor, comparative information about the Fund's performance and expenses and the specific provisions of the Investment Advisory Agreement.

After discussion, the Board of Trustees concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Trust. The Board of Trustees also concluded that based on the services that the Advisor would provide to the Trust under the investment advisory agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Fund to continue the investment advisory agreement with the Advisor for an additional one-year period.


TRUSTEES AND OFFICERS


The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the State of Delaware and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."

                                                                                                  Number of
                                                                                                Portfolios in
                              Position(s)    Served in                                          Fund Complex
                               Held with     Position     Principal Occupation(s)                 Overseen       Other Directorships
Name, Address and Age1         the Trust      Since2        During Past 5 Years                  by Trustee3       Held by Trustee4
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
--------------------
John E. Taylor5               Chairman of     6/1/99      President and Chief Executive               1
Age 52                        the Board                   Officer, National Community
                              and Trustee                 Reinvestment Coalition, January
                                                          1992 to present.

D. Keith Cobb                 Trustee         6/1/99      Retired Private Investor; Vice              1
Age 61                                                    Chairman and Chief Executive
                                                          Officer, Alamo Rent A Car, Inc.
                                                          (auto rentals), 1995-1997; National
                                                          Managing Partner - Financial
                                                          Services, KPMG Peat Marwick
                                                          (certified public accountants),
                                                          1993-1995.

Burton Emmer                  Trustee         6/1/99      Assistant to Chief Executive                1
Age 65                                                    Officer, CHS Electronics, Inc.,
                                                          October 1998 to December 2000;
                                                          Partner, Grant Thornton LLP
                                                          (certified public accountants),
                                                          August 1979 to August 1998.

Heinz Riehl                   Trustee         6/1/99      President, Riehl World Training &           1
Age 66                                                    Consulting, Inc. (bank consulting),
                                                          1996 to present; Faculty Member,
                                                          New York University, 1982 to
                                                          present; Senior Vice President,
                                                          Citibank, until 1996; Member,
                                                          Foreign Exchange Committee, New
                                                          York Federal Reserve Bank,
                                                          1980-1995.

                                      -10-

                                                                                                  Number of
                                                                                                Portfolios in
                              Position(s)    Served in                                          Fund Complex
                               Held with     Position     Principal Occupation(s)                 Overseen       Other Directorships
Name, Address and Age1         the Trust      Since2        During Past 5 Years                  by Trustee3       Held by Trustee4
------------------------------------------------------------------------------------------------------------------------------------
Irvin M. Henderson5           Trustee        6/26/00      President and CEO, Henderson &              1
Age 46                                                    Company, 1993 to present;
                                                          President, National Community
                                                          Reinvestment Coalition; Director,
                                                          Woodstock Institute; Director,
                                                          Community Reinvestment Association
                                                          of North Carolina; Director, North
                                                          Carolina Fair Housing.

Robert Orrin Lehrman          Trustee        9/29/00      President and CEO, Community                1
Age 67                                                    Bankers Association of New York
                                                          State, August 1984 until January
                                                          1997; self-employed attorney and
                                                          business consultant from January
                                                          1997 to present.

INTERESTED TRUSTEES
-------------------
David A. Zwick6               Trustee         6/1/99      Senior Managing Director, Mesirow           1
Age 36                                                    Financial (broker-dealer) since
                                                          December 2000; Secretary, Treasurer
                                                          and Director, SunCoast Capital
                                                          Group, Ltd. (broker-dealer) from
                                                          December 1992 until December 2000;
                                                          Director, the Advisor since
                                                          November 1998.

Todd J. Cohen7                Trustee and     6/1/99      President and Director, the Advisor         1
Age 36                        President                   since November 1998; President,
                                                          SunCoast Capital Group, Ltd.
                                                          (broker-dealer) from December 1992
                                                          until December 2000.

                                      -11-

                                                                                                  Number of
                                                                                                Portfolios in
                              Position(s)    Served in                                          Fund Complex
                               Held with     Position     Principal Occupation(s)                 Overseen       Other Directorships
Name, Address and Age1         the Trust      Since2        During Past 5 Years                  by Trustee3       Held by Trustee4
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
Neil M. Solomon               Treasurer       6/1/99      Vice President, Secretary and             N/A                   N/A
c/o CRAFund Advisors, Inc.                                Treasurer, the Advisor since
17130 Arvida Parkway                                      November 1998; Vice President and
Suite One A                                               Chief Financial Officer, SunCoast
Weston, FL 33326                                          Capital Group, Ltd. (broker-dealer)
Age 32                                                    from July 1996 until December 2000;
                                                          Controller, Costa Cruise Lines, May
                                                          1994 to July 1996; Associate -
                                                          Audit, Coopers & Lybrand, May 1992
                                                          to May 1994.

Michael P. Malloy             Secretary       6/1/99      Partner, Drinker Biddle & Reath LLP       N/A                   N/A
Drinker Biddle & Reath LLP                                (law firm) since 1993.
One Logan Square
18th and Cherry Sts.
Philadelphia, PA 19103
Age 43

-----------------
1 Each Trustee may be contacted by writing to the Trustee, c/o CRAFund Advisors, Inc., 17130 Arvida Parkway, Suite One A, Weston, Florida 33326.
2 Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.
3 The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.
4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5 The Fund entered into an agreement related to its Distribution Plan with the National Community Reinvestment Coalition ("NCRC") of which John Taylor is president and chief executive officer, and Irvin M. Henderson is a member of the NCRC Board of Directors.
6 Mr. Zwick is considered to be an "interested person" of the Trust as defined in the 1940 Act because of his affiliation with the Adviser.
7 Mr. Cohen is considered to be an "interested person" of the Trust as defined in the 1940 Act because of his affiliation with the Adviser.

Each disinterested Trustee receives an annual fee of $12,000. For the fiscal year ended May 31, 2002, the Trustees and Officers received aggregate fees of $________. Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Fund. No employee or director of the Advisor receives any compensation from the Trust for acting as a trustee or officer of the Trust. As of July 26, 2002, the Trustees and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

The table below sets forth the compensation that the disinterested Trustees of the Fund received for the fiscal year ended May 31, 2002. Trustees who are interested persons receive no compensation.

                                       Pension or
                                       Retirement
                                        Benefits       Estimated        Total
                        Aggregate       Accrued         Annual      Compensation
    Name of           Compensation     as part of    Benefits Upon    Paid to
Person/Position       from the Fund   Fund Expenses    Retirement     Trustees
---------------       -------------   -------------    ----------     --------
D. Keith Cobb               $              $0              $0            $
Trustee

Burton Emmer                $              $0              $0            $
Trustee

Heinz Riehl                 $              $0              $0            $
Trustee

John E. Taylor              $              $0              $0            $
Trustee

Irvin M. Henderson          $              $0              $0            $
Trustee

Robert Orrin Lehrman        $              $0              $0            $
Trustee

TRUSTEE OWNERSHIP OF FUND SHARES

As of December 31, 2001, none of the Independent Trustees or Interested Trustees own any shares of the Fund.

STANDING BOARD COMMITTEES

The Board of Trustees has established four committees, i.e., Audit, Nominating, Valuation and Compensation.

The Audit Committee annually considers the engagement and compensation of the Trust's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. The Audit Committee consists of the Independent Trustees. Mr. Emmer is the Chairman of the Audit Committee. The Audit Committee met three times during the fiscal year ended May 31, 2002.

The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating Committee consists of the

Independent Trustees. Mr. Henderson is the Chairman of the Nominating Committee. There were no formal meetings of the Nominating Committee during the fiscal year ended May 31, 2002. [The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust's Secretary.]

The Valuation Committee is responsible for the review of pricing and valuation issues as needed. The Valuation Committee consists of the Independent Trustees. Mr. Riehl is the Chairman of the Valuation Committee. There were no formal meetings of the Valuation Committee during the fiscal year ended May 31, 2002.

The Compensation Committee is responsible for the review of the Independent Trustee's compensation. The Compensation Committtee consists of Messrs. Emmer, Lehrman and Cobb. There were no formal meetings of the Compensation Committee during the fiscal year ended May 31, 2002.


PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

Average Annual Total Return is computed as follows:  T=[ERV/P)-1]^1/n

Where:         T = average annual total return
               P = a hypothetical initial investment of $1000 n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the applicable period

The formula for calculating Aggregate Total Return is as follows:

                     Aggregate Total Return = [(ERV/P) - 1]


Based on the foregoing calculations, the Fund's Average Annual Total Return for the one year period ended May 31, 2002 was _____%. The Fund's Aggregate total Return from the date of initial public offering (August 30, 1999) through May 31, 2002 was _____%


The Fund may also advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd + 1)^6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum  offering  price per share on the last day of the period


Based on the foregoing calculations, the Fund's 30-day yield for the 30-day period ended May 31, 2002 was _____%.


The Fund imposes no sales charges. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below, (2) one or more benchmark indices, or (3) other appropriate indices of investment securities or with data developed by the Advisor derived from such indices. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune,
Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio manager(s) of the Fund and may include quotations attributable to the portfolio manager(s) describing approaches taken in managing the Fund's investments, research methodology, underlying stock selection or the Fund's investment objective. The Fund may also discuss the continuum of risk and return relating to different investments. In addition, the Fund may from time to time compare its expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

NET ASSET VALUE

     The net asset value per share of the Fund is calculated by dividing the total value of the fund's assets after subtracting liabilities by the number of shares outstanding. The Fund's portfolio securities are valued at market value based on dealer bid quotations. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund's Board of Trustees.

TAX INFORMATION

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.


The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient." For 2002-2003, the withholding rate is 30%.


PORTFOLIO TRANSACTIONS

Debt securities are generally traded in the over-the-counter market. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (mark-up). In some instances, the Advisor feels that better prices are available from non-principal market makers that are paid commissions directly.

Decisions to buy and sell securities for the Fund are made by the Advisor subject to overall review by the Fund's Board of Trustees. The Advisor places orders pursuant to its investment determinations for the Fund either directly with the issuer or with a broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Advisor uses its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. When the Fund purchases or sells securities through brokers on an agency basis, in evaluating the best overall terms available, and in selecting the broker to execute a particular transaction, the Advisor may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. The Advisor is authorized to pay to a broker who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or in terms of the overall responsibilities of the Advisor to the Fund.

In addition, the Advisor is authorized to take into account the sale of shares of the Fund in allocating to brokers or dealers purchase and sale orders for the Fund's portfolio securities, provided that the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. The Advisor will make investment decisions for the Fund independently from those of other clients of the Advisor. However, the same security may be held in the portfolio of the Fund and one or more other clients when the same security is believed suited for the investment objectives of the Fund and such other client(s). Should two or more clients of the Advisor simultaneously be engaged in the purchase or sale of the same security, to the extent possible, the transactions will be allocated as to price and amount in a manner fair and equitable to each client and the Fund.


The Advisor may execute portfolio transactions through InCap Scurities, Inc. ("InCap Securities") which is the Fund's distributor. The Advisor will do so only if it believes that InCap Securities will provide the Fund with the best available price and execution. Such transactions will be subject to the requirements of applicable law and will be reviewed by the Fund's Board of Trustees. InCap Securities may not engage in portfolio transactions with the Fund when it acts as principal.


DISTRIBUTOR


InCap Securities, located at 555 North Lane, Suite 6160, Conshohocken, PA 19428, serves as principal underwriter for the Fund's shares.

Shares of the Fund are sold on a continuous basis. The distribution agreement between the Fund and InCap Securities requires InCap Securities to use all reasonable efforts in connection with the distribution of the Fund's shares. However, InCap Securities has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

DISTRIBUTION PLAN


The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan authorizes the Fund to pay InCap Securities or another person annual fees of up to .25% of the average daily net assets of the Fund in consideration for distribution and other services and the assumption of related expenses. Amounts paid to InCap Securities may be used to cover expenses that are related to (a) distribution of the Fund's shares, (b) ongoing servicing and/or maintenance of the accounts of the Fund's shareholders, (c) payments to institutions for selling the Fund's shares, and (d) sub-transfer agency, sub-accounting, administrative or similar services related to the Fund's shares. The Fund may pay InCap Securities the full fee provided for by the Distribution Plan even if InCap Securities' costs for providing its services are less than the full amount.


The Distribution Plan has been approved by the Board of Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related thereto (the "Disinterested Trustees"). In approving the Distribution Plan, the Trustees considered various factors and determined that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and its shareholders. The Distribution Plan may be terminated by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. Any amendment to materially increase the costs that the Fund's shares bear under the Distribution Plan requires approval by a majority of the outstanding voting shares (as defined in the 1940 Act). For so long as the Distribution Plan is in effect, selection and nomination of Disinterested Trustees will be committed to the discretion of the Disinterested Trustees. Any agreement related to the Distribution Plan may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.


The Fund entered into an agreement related to its Distribution Plan with the National Community Reinvestment Coalition ("NCRC") of which John Taylor, a Trustee of the Fund, is president and chief executive officer, and Irvin M. Henderson, also a Trustee of the Fund, is a member of the NCRC Board of Directors. The agreement provides that the Fund will pay NCRC .05% of the Fund's average net assets when the Fund reached $75,000,000 in assets. Under the Agreement, the minimum current payable is $37,500. NCRC was paid $37,500 on June 21, 2002. The agreement may be terminated at any time by either the Fund or NCRC.

For the period from August 30, 1999 (commencement of operations) until December 14, 2000, SunCoast Capital Group, Ltd. ("SunCoast"), served as the Fund's distributor. Prior to December 5, 2001, InCap Securities was known as Declaration Distributors, Inc. For the fiscal year ended May 31, 2001, the Fund incurred $52,154 for distribution expenses, none of which was paid to SunCoast or to Declaration Distributors. For the fiscal year ended May 31, 2002, the Fund incurred $________ for distribution expenses, [none of which was paid to InCap

Securities.] InCap Securities is entitled to an annual fee of $12,000 but is voluntarily waiving its fee until the assets of the Fund exceed $100,000,000.


CUSTODIAN

First Union National Bank (the "Custodian"), with offices at 123 South Broad Street, Philadelphia, PA 19109, acts as custodian for the Fund. As such, the Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

SERVICING AGENT


InCap Service Company ("ISC"), with principal business offices at 555 North Lane, Suite 6160, Conshohocken, PA 19428, provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Fund pursuant to an investment company services agreement (the "Services Agreement"). Under the Services Agreement, ISC is responsible for a wide variety of functions, including but not limited to:


o    Fund accounting services
o    Financial statement preparation
o    Valuation of the Fund's portfolio securities
o    Pricing the Fund's shares
o    Assistance in preparing tax returns
o    Preparation and filing of required regulatory reports
o    Communications with shareholders
o    Coordination of Board and shareholder meetings
o    Monitoring the Fund's legal compliance
o    Maintaining shareholder account records


Under the Services Agreement, the Fund pays ISC for Fund accounting and administration services at the annual rate of 0.10% of the first $75 million of average annual assets, plus 0.075% of the next $75 million of average annual assets, plus 0.04% of the next $150 million of average annual assets, plus 0.03% of average annual assets in excess of $300 million. The Fund also pays ISC $10,000 per year for transfer agency and shareholder services fees. Fees payable under the Services Agreement are subject to a minimum annual fee of $60,000.

For the period from August 30, 1999 (commencement of operations) until December 4, 2001, Declaration Service Company ("DSC") served as the Fund's administrator. For the period from August 30, 1999 (commencement of operations) through May 31, 2000, the Fund paid DSC $45,245. For the fiscal year ended May 31, 2001, the Fund paid DSC $59,834. For the fiscal year ended May 31, 2002, the Fund paid DSC $_______ and ISC $________.

CODE OF ETHICS

The Fund and Advisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

COUNSEL

Drinker Biddle & Reath LLP (of which Michael P. Malloy, Secretary of the Fund, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996, is counsel to the Fund and will pass upon certain legal matters on its behalf.

INDEPENDENT AUDITORS


_________, with offices at  _____________________________,  serves as the Fund's independent auditors. ______________ performs an annual audit of the Fund's financial statements. Reports of its activities are provided to the Fund's Board of Trustees.


FINANCIAL STATEMENTS


The Fund's Annual Report to Shareholders for the fiscal period ended May 31, 2002 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report (the "Financial Statements") are ___________ into this Statement of Additional Information. The Financial Statements included in such Annual Report have been audited by the Fund's independent auditors, ___________, whose report thereon also appears in such Annual Report and is
____________________  . The Financial Statements in such Annual Report have been
___________ in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


MISCELLANEOUS

As used in this Statement of Additional Information and in the Fund's Prospectus, a majority of the outstanding shares of the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

As of July 26, 2002 the following institutions owned of record 5% or more of the Fund's outstanding shares:

Name and Address              Amount of Shares Owned    Percentage of Fund Owned
----------------              ----------------------    ------------------------

Hudson United Bank
Attn:  William A. Houlihan
1000 MacArthur Blvd.
Mahwah, NJ 07430                    1,967,303                    11.33%

Capital One F.S.B.
Attn:  Stephen Linehan
8000 Jones Branch Drive             1,872,624                    10.78%
McLean, VA 22102

Capital One Bank
Attn:  Stephen Linehan
8000 Jones Branch Drive
McLean, VA 22102                    1,415,007                     8.15%

                                   APPENDIX A
                                   ----------

                        DESCRIPTION OF SECURITIES RATINGS
                        ---------------------------------


SHORT-TERM CREDIT RATINGS
-------------------------

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS
------------------------

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


     "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


     The following summarizes the ratings used by Moody's for long-term debt:


     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.


     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.


     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


     PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS
------------------------------------------------

STANDARD & POOR'S

     CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

     RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

          o    Positive means that a rating may be raised.
          o    Negative means that a rating may be lowered.
          o    Stable means that a rating is not likely to change.
          o    Developing means a rating may be raised or lowered.
          o    N.M. means not meaningful.

MOODY'S

     WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

     WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS
----------------------

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:


     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

     "MIG-1"/"VMIG-1"  -  This  designation  denotes  superior  credit  quality.
Excellent  protection is afforded by  established  cash flows,  highly  reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.


ABOUT CREDIT RATINGS
--------------------

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated January 14, 1999, filed electronically as an Exhibit and incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A (File Nos. 333-71703 and 811-09221) on February 3, 1999.

(b) Bylaws, filed electronically as an Exhibit and incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A (File Nos. 333-71703 and 811-09221) on February 3, 1999.

(c) Articles II, VI, VII and VIII of Registrant's Agreement and Declaration of Trust dated January 14, 1999 are incorporated herein by reference to Exhibit (a).

(d) Investment Management Agreement between Registrant and CRAFund Advisors, Inc., dated as of June 1, 1999 is incorporated herein by reference to Exhibit (d) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on June 8, 1999.


(e) (1) Distribution Agreement between Registrant and Declaration Distributors, Inc. dated as of December 15, 2000 is incorporated by reference to Exhibit (e) of Post Effective Amendment No. 2 to Registrant's Registration Statement filed on September 28, 2001.

(e) (2) Consent to Continuation to Distribution Agreement between Registrant and Declaration Distributors, Inc. dated as of December 5, 2001 to be filed by Amendment.


(f)  None

(g) Custodian Agreement between Registrant and First Union National Bank dated as of June 1, 1999 is incorporated by reference to Exhibit (g) of Post Effective Amendment No. 1 to Registrant's Registration Statement filed on September 28, 2000.


(h)  (1)  Investment   Company  Services   Agreement   between   Registrant  and
          Declaration Service Company dated June 1, 1999 is incorporated by reference to Exhibit (h)(1) of Post Effective Amendment No. 1 to Registrant's Registration Statement filed on September 28, 2000.

     (2) Waiver and Reimbursement Agreement between Registrant and CRAFund Advisors, Inc. dated as of September 28, 2000 is incorporated by reference to Exhibit (h)(2) of Post Effective Amendment No. 2 to Registrant's Registration Statement filed on September 28, 2001.

     (3) Assignment to Investment Company Services Agreement between Registrant and InCap Service Company dated as of December 5, 2001 is filed herein.


(i)  None


(j)  Consent of Drinker Biddle & Reath LLP is filed herein.


(k)  None

(l) Share Purchase Agreement between Registrant and CRAFund Advisors, Inc. dated as of June 1, 1999 is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on June 8, 1999.

(m)  (1)  Distribution  Plan is  incorporated  herein by  reference  to  Exhibit
          (m)(1) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on June 8, 2000.

     (2) Form of Agreement to Distribution Plan is incorporated herein by reference to Exhibit (m)(2) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on June 8, 2000.

(n)  None

(o)  Not Applicable

(p) (1) Code of Ethics of the Registrant is incorporated by reference to Exhibit (p)(1) to Post Effective Amendment No. 1 to Registrant's Registration Statement filed on September 28, 2000.

     (2) Code of Ethics of the Investment Adviser is incorporated by reference to Exhibit (p)(1) to Post Effective Amendment No. 1 to Registrant's Registration Statement filed on September 28, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

Registrant is controlled by its Board of Trustees.

Item 25.  Indemnification.

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust's governing instrument.

Section 8.2 of Registrant's Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant's trustees and officers. Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 12 of the Distribution Agreement incorporated by reference to Exhibit (e) hereto. Limitations on the liability of the Registrant's investment adviser are provided for in Section 9 of the Investment Management Agreement incorporated herein by reference to Exhibit (d) hereto. Indemnification of Registrant's administrator against certain losses is provided for in Section 4 of the Investment Company Services Agreement incorporated by reference to Exhibit (h) (1).

The trustees and officers of the Registrant are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisor.

CRAFund Advisors, Inc. (the "Advisor") was organized under the laws of the State of Florida as an investment advisory corporation in 1998.

The Advisor has no other business or other connections.

Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of CRAFund Advisors, Inc. who are or who have been engaged in any other business profession, vocation or employment of a substantial nature.


                                  Position with            Position with
          Name                CRAFund Advisors, Inc.        Registrant
          ----                ----------------------        ----------

          Todd J. Cohen       President and Director       President
                                                           and
                                                           Trustee

          David A. Zwick      Director                     Trustee

          Neil M. Solomon     Vice President, Treasurer    Treasurer
                              and Secretary

          Peter M. Cooper     Director                     --


Todd J. Cohen, Peter Cooper and David A. Zwick collectively own all of the outstanding stock of the outstanding stock of the Advisor.

Item 27.  Principal Underwriters.


(a) InCap Securities, Inc., ("InCap Securities") the principal underwriter for the Registrant, also acts as a principal underwriter, depositor or investment adviser for the following entities: The AMIDEX Funds, Inc., Commonwealth International Series Trust Funds, Meehan Focus Fund and Memorial Funds.

(b) The table below provides information for each director, officer or partner of InCap Securities:

Name and Principal              Positions and Offices      Positions and Offices
 Business Address                with InCap Securities         with Registrant
 ----------------                ---------------------         ---------------

Kari Lynn Smith
555 North Lane, Suite 6160            Secretary                    none
Conshohocken, PA 19428

Michael  Bradley Popovec          Assistant Treasurer              none
111 South Calvert Street
27th Floor
Baltimore, MD  21202

David Francis Ganley             President, Treasurer
555 North Lane, Suite 6160           and Director
Conshohocken, PA 19428

Terence Patrick Smith
555 North lane, Suite 6160             Director                    None
Conshohocken, PA 19428

(c)

       (1)                      (2)                (3)               (4)            (5)

                          Net Underwriting    Compensation on
Name of Principal          Discounts and      Redemption and      Brokerage        Other
   Underwriter               Commission         Repurchases      Commissions    Compensation
   -----------               ----------         -----------      -----------    ------------
InCap Securities, Inc.           0                  0                 0              0


Item 28.  Location of Accounts and Records.


InCap Service Company
555 North Lane, Suite 6160
Conshohocken, PA  19428

CRAFund Advisors, Inc.
17130 Arvida Parkway, Suite One A
Weston, Florida 33326


Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103

First Union National Bank
1339 Chestnut Street
Philadelphia, PA  19101-7618


InCap Securities, Inc.
555 North Lane, Suite 6160
Conshohocken, PA 19428


Item 29.  Management Services.

Not applicable

Item 30.  Undertakings.

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Lauderdale and State of Florida on the 31st day of July, 2002.


          The Community Reinvestment Act Qualified Investment Fund
          Registrant


          /s/ Todd J. Cohen
          --------------------------
          Todd J. Cohen
          President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature                                 Title                        Date
---------                                 -----                        ----


/s/Todd J. Cohen                   Trustee and President           July 31, 2002
-----------------------------
Todd J. Cohen

                                   Trustee                         July 31, 2002
-----------------------------
David A. Zwick

*D. Keith Cobb                     Trustee                         July 31, 2002
-----------------------------
D. Keith Cobb

*Burton Emmer                      Trustee                         July 31, 2002
-----------------------------
Burton Emmer

*Irvin M. Henderson                Trustee                         July 31, 2002
-----------------------------
Irvin M. Henderson

*Heinz Riehl                       Trustee                         July 31, 2002
-----------------------------
Heinz Riehl

*John E. Taylor                    Trustee and Chairman            July 31, 2002
-----------------------------
John E. Taylor

*Robert Orrin Lehrman              Trustee                         July 31, 2002
-----------------------------
Robert Orrin Lehrman

/s/ Neil M. Solomon                Treasurer                       July 31, 2002
-----------------------------
Neil M. Solomon

/s/ Neil M. Solomon
-----------------------------
*By: Neil M. Solomon
     Attorney-in-Fact

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Irvin M. Henderson, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.


DATED:   September 26, 2000


/s/ Irvin M. Henderson
----------------------
Irvin M. Henderson

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, D. Keith Cobb, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.


DATED:   June 1, 1999


/s/ D. Keith Cobb
-----------------
D. Keith Cobb

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Burton Emmer, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.


DATED:   June 1, 1999


/s/ Burton Emmer
----------------
Burton Emmer

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Heinz Riehl, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.


DATED:   June 1, 1999


/s/ Heinz Riehl
---------------
Heinz Riehl

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, John E. Taylor, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.


DATED:   June 1, 1999


/s/ John E. Taylor
------------------
John E. Taylor

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Robert Orrin Lehrman, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.


DATED:   October 31, 2001


/s/ Robert Orrin Lehrman
------------------------
Robert Orrin Lehrman

                                  EXHIBIT INDEX

EXHIBIT NO.    ITEM
----------     ----

(h)(3) Assignment to Investment Company Services Agreement between Registrant and InCap Service Company dated as of December 5, 2001

(j)            Consent of Drinker Biddle & Reath LLP